United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                 Quarterly Schedule of Portfolio Holdings of
                 Registered Management Investment Companies




                                  811-3947

                    (Investment Company Act File Number)


            Federated U.S. Government Securities Fund: 1-3 Years
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                         (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 2/28/06
                                               -------


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)

    Principal
      Amount                                                                              Value

                   U.S. TREASURY NOTES--64.6%
 $  23,000,000 (1) 2.875%, 11/30/2006                                            $      22,647,803
    13,200,000     3.000%, 12/31/2006                                                   12,998,857
    20,000,000     3.375%, 2/28/2007                                                    19,741,204
    24,000,000 (1) 3.750%, 3/31/2007                                                    23,785,999
    19,000,000 (1) 2.750%, 8/15/2007                                                    18,484,676
    30,000,000 (1) 4.000%, 9/30/2007                                                    29,776,743
    35,000,000 (1) 4.250%, 10/31/2007                                                   34,887,171
    30,000,000     4.250%, 11/30/2007                                                   29,903,907
    24,000,000 (1) 3.750%, 5/15/2008                                                    23,634,399
    27,000,000 (1) 3.250%, 8/15/2008                                                    26,211,889
    21,710,383     U.S. Treasury Inflation Protected Note, 3.625%,
                   1/15/2008                                                            22,350,669
                       TOTAL U.S. TREASURY NOTES (IDENTIFIED COST
                       $265,169,277)                                                   264,423,317

                   GOVERNMENT AGENCIES--33.8%
                   Federal Home Loan Bank System--12.3%
    20,000,000     4.300%, 3/19/2007                                                    19,884,224
    16,000,000     4.250%, 4/16/2007                                                    15,896,734
    15,000,000     4.000%, 6/13/2008                                                    14,712,618
                       TOTAL                                                            50,493,576
                   Federal Home Loan Mortgage Corporation--18.6%
    22,000,000     3.625%, 2/15/2007                                                    21,718,233
    20,000,000     3.750%, 3/15/2007                                                    19,762,610
    10,000,000     2.700%, 3/16/2007                                                    9,750,754
    25,000,000     4.500%, 4/18/2007                                                    24,880,635
     180,000       3.500%, 9/15/2007                                                     176,464
                       TOTAL                                                            76,288,696
                   Federal National Mortgage Association--2.9%
    12,000,000     4.000%, 12/14/2007                                                   11,822,316
                       TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                       $139,440,471)                                                   138,604,588

                   REPURCHASE AGREEMENT--50.0%
    4,240,000      Interest in $3,275,000,000 joint repurchase
                   agreement 4.04%, dated 11/30/2005, under which Bank
                   of America N.A., will repurchase a U.S. Government
                   Agency security with a maturity of 7/1/2035 for
                   $3,275,367,528 on 12/1/2005. The market value of
                   the underlying security at the end of the period
                   was $3,340,500,000                                                   4,240,000
   100,000,000     Interest in $1,000,000,000 joint repurchase
                   agreement 4.04%, dated 11/30/2005, under which Bear
                   Stearns and Co., Inc. will repurchase U.S.
                   Government Agency securities with various
                   maturities to 11/1/2035 on 12/1/2005. The market
                   value of the underlying securities at the end of
                   the period was $1,030,001,392 (held as collateral
                   for securities lending)                                             100,000,000
   100,271,000     Interest in $1,000,000,000 joint repurchase
                   agreement 4.04%, dated 11/30/2005, under which
                   Credit Suisse First Boston Corp., will repurchase
                   U.S. Government Agency securities with various
                   maturities to 9/1/2035 for $1,000,112,222 on
                   12/1/2005. The market value of the underlying
                   securities at the end of the period was
                   $1,020,003,312 (held as collateral for securities
                   lending) 100,271,000 TOTAL REPURCHASE AGREEMENTS 204,511,000
                            TOTAL INVESTMENTS--148.4%
                       (IDENTIFIED COST $609,120,748)(1)                               607,538,905
                       OTHER ASSETS AND LIABILITIES--NET--(48.4)%                     (198,173,861)
                       TOTAL NET ASSETS--100%                                    $     409,365,044

==============================================================================

     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
       As of November 30, 2005, securities subject to this type of arrangement and related collateral were as follows:
       Market Value of Securities Loaned            Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       $164,866,519                                               $200,271,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
     2 The cost of investments for federal tax purposes amounts to $609,120,748.
       The net unrealized depreciation of investments on a federal tax basis amounts to $1,581,843 which is comprised of $0 appreciation and $1,581,843 depreciation at November 30, 2005.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation
The Fund generally values fixed income securities according to prices furnished by the independent service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 1-3 Years

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)
Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donanhue, Principal Executive Officer
Date        January 24, 2006


By          /S/ ___Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        January 24, 2006